NPORT-EX

Upright Growth Fund

Schedule of Investments

December 31, 2020 (unaudited)

Description	Quantity	Market Value
Equities
Bank Industry 0.79%
Bank of America Corporation	6,000	181,860

Basic Material 0.49%
Dow Inc.	333	18,481
Steelcase Inc.	7,000	94,850
		113,331

Chemicals Specialty 0.12%
The Mosaic Company	1200	27,612

Consumer 0.66%
Bed Bath & Beyond Inc.	8,500	150,960

Drug Manufacturer-other 4.92%
AbbVie Inc.	6,000	642,900
Teva Pharmaceutical Industries Limited* ADR	50,892	491,108
		1134,008

Electronic Equipment 33.40%
Apple Inc.	24,800	3,290,712
Plug Power Inc.*	130,000	4,408,300
		7,699,012

Generic Drug 1.61%
Bausch Health Companies Inc.	2,500	52,000
Viatris Inc.*	17,030	319,142
		371,142

Healthcare Services 0.15%
CVS Health Corporation	500	34,150

Internet Services 1.12%
Alphabet Inc.*	100	175,188
Facebook, Inc.*	300	81,948
		257,136

Insurance 0.67%
Brighthouse Financial, Inc.*	1,000	36,210
MetLife, Inc.	2,500	117,375
		153,585

Oil 0.11%
Chevron Corporation	300	25,335

Pharmaceutical 2.15%
Lannett Company, Inc.*	50,000	326,000

Retail Special Lines 2.02%
Alibaba Group Holding Limited*	2,000	465,460

Semiconductor 10.86%
Silicon Motion Technology Corporation	13,500	650,025
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	1,853,680
		2,503,705

IC Design 37.17%
Himax Technologies, Inc.* ADR	1,159,400	8,567,966

Total equities 95.50%		22,011,262

Exchange Traded Fund 3.17%
Direxion Daily Aerospace & Defense Bull 3X	5,500	93,005
Direxion Daily Industrials Bull 3X Shares	3,000	87,390
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	101,360
Direxion Daily Real Estate Bull 3X Shares	5,000	63,150
Direxion Daily Small Cap Bull (3x)	1,500	99,975
Direxion Financial Bull 3x	2,000	121,600
Direxion Daily S&P500 Bull 3X Shares	600	43,410
Direxion Mid Cap Bull 3x Shares	3,000	120,840
		730,730

Short-term Investments 3.93%
Invesco Treasury Portfolio Institutional	265,618	265,618
Morgan Stanley Inst Liq Treasury Portfolio	94,697	94,697

Total Investments (Cost $18,676,530) 101.25%		23,102,307

Other Assets less Liabilities -1.25%		(286,907)

Net Assets 100%		22,815,400

*Non income producing securities

ADR – American Depository Receipt

PLC – Public Limited Company

As of December 31, 2020, the gross unrealized appreciation for all securities totaled $10,483,366 and the gross unrealized depreciation for all securities totaled $ (6,057,590) for a net unrealized appreciation of $ 4,425,777 for tax purposes.  The aggregate cost of securities including money funds on December 31, 2020 was $ 18,653,560 for tax purposes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2020:

Level 1	23,102,307
Level 2	-
Level 3	-
Total	23,102,307